Group entities	12 Months Ended
Dec. 31, 2021
Interests in Other Entities [Abstract]
Group entities	Group entities

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2021	December 31, 2020	December 31, 2019
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	NA	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	NA	NA	100.00%
GMR Zeus LLC	Marshall Islands	full	NA	NA	100.00%
GMR Atlas LLC	Marshall Islands	full	NA	NA	100.00%
GMR Hercules LLC	Marshall Islands	full	NA	NA	100.00%
GMR Ulysses LLC	Marshall Islands	full	NA	NA	100.00%
GMR Posseidon LLC	Marshall Islands	full	NA	NA	100.00%
Victory Ltd.	Bermuda	full	NA	NA	NA
Vision Ltd.	Marshall Islands	full	NA	NA	NA
GMR Spartiate LLC	Marshall Islands	full	NA	NA	100.00%
GMR Maniate LLC	Marshall Islands	full	NA	NA	100.00%
GMR St Nikolas LLC	Marshall Islands	full	NA	NA	100.00%
GMR George T LLC	Marshall Islands	full	NA	NA	100.00%
GMR Kara G LLC	Liberia	full	NA	NA	100.00%
GMR Harriet G LLC	Liberia	full	NA	NA	100.00%
GMR Orion LLC	Marshall Islands	full	NA	NA	100.00%
GMR Argus LLC	Marshall Islands	full	NA	NA	100.00%
GMR Spyridon LLC	Marshall Islands	full	NA	NA	NA
GMR Horn LLC	Marshall Islands	full	NA	NA	100.00%
GMR Phoenix LLC	Marshall Islands	full	NA	NA	100.00%

GMR Strength LLC	Liberia	full	NA	NA	NA
GMR Daphne LLC	Marshall Islands	full	NA	NA	NA
GMR Defiance LLC	Liberia	full	NA	NA	100.00%
GMR Elektra LLC	Marshall Islands	full	NA	NA	NA
Companion Ltd.	Bermuda	full	NA	NA	100.00%
Compatriot Ltd.	Bermuda	full	NA	NA	100.00%
Consul Ltd.	Bermuda	full	NA	NA	NA
GMR Agamemnon LLC	Liberia	full	NA	NA	NA
Gener8 Neptune LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Athena LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Apollo LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Ares LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Hera LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Constantine LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Oceanus LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Nestor LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Nautilus LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Macedon LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Noble LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Ethos LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Perseus LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Theseus LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Hector LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Strength Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Supreme Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Andriotis Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Militiades Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Success Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Chiotis Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 1 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 2 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 3 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 4 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 5 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 6 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 7 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 8 Inc.	Marshall Islands	full	NA	NA	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	NA	NA	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%

At December 31, 2021, the Group held 50% of the voting rights in TUKA but held 61% of the outstanding shares that participate in the result of the entity.
At December 31, 2021, the Group held 50% of the voting rights in TI LLC but held 59% of the outstanding shares that participate in the result of the entity.
Due to the merger with Gener8 Maritime Inc. on June 12, 2018, the Group acquired new subsidiaries. Those subsidiaries were used by Gener8 mostly as SPV to own individual vessels. All of the vessels have been transferred to Euronav NV in 2018. The Group intended to liquidate a majority of those subsidiaries as soon as possible. In 2020 the following subsidiaries were dissolved:

Gener8 Maritime Subsidiary V Inc.	GMR Defiance LLC
Gener8 Maritime Subsidiary VIII Inc.	Companion Ltd.
Gener8 Maritime Subsidiary Inc.	Compatriot Ltd.
GMR Zeus LLC	Gener8 Neptune LLC
GMR Atlas LLC	Gener8 Athena LLC
GMR Hercules LLC	Gener8 Apollo LLC
GMR Ulysses LLC	Gener8 Ares LLC
GMR Poseidon LLC	Gener8 Hera LLC
GMR Spartiate LLC	Gener8 Constantine LLC
GMR Maniate LLC	Gener8 Oceanus LLC
GMR St Nikolas LLC	Gener8 Nestor LLC
GMR George T LLC	Gener8 Nautilus LLC
GMR Kara G LLC	Gener8 Macedon LLC
GMR Harriet G LLC	Gener8 Noble LLC
GMR Orion LLC	Gener8 Ethos LLC
GMR Argus LLC	Gener8 Perseus LLC
GMR Horn LLC	Gener8 Theseus LLC
GMR Phoenix LLC	Gener8 Hector LLC
In 2019, Euronav NV, Antwerp, Geneva (branch office), was established and incorporated in the third quarter of 2019.

In the fourth quarter of 2019, two new joint ventures Bari Shipholding Ltd. and Bastia Shipholding Ltd. were incorporated (see Note 25).

In 2020 one joint venture, Kingswood Co. Ltd, was dissolved.

In 2020, Euronav NV, London (branch office), was established and incorporated in the third quarter of 2020.

On July 1, 2021, Euronav Shipping NV merged with Euronav Tankers NV which lead to the derecognition of Euronav Tankers NV as a subsidiary.

The Group holds 100% of the voting rights in all of its subsidiaries.